Intangible Assets - Pre-publication - Additional Information (Detail) - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets - pre-publication	£ 741	£ 1,024
More than 12 months past due date [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets - pre-publication	£ 504	£ 694